FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended																	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Coca-Cola FEMSA and Mikuni	Dec. 31, 2012 Available-for-Sale Securities	Dec. 31, 2012 Equity method investments	Dec. 31, 2011 Japans events	Dec. 31, 2012 Level 1 Coca-Cola FEMSA	Dec. 31, 2011 Level 1 Coca-Cola FEMSA	Dec. 31, 2012 Level 1 Mikuni	Dec. 31, 2011 Level 1 Available-for-Sale Securities	Dec. 31, 2011 Level 3 Equity method investments	Dec. 31, 2012 Level 3 Cost method investment	Dec. 31, 2011 Level 3 Japans events Inventories	Dec. 31, 2011 Level 3 Japans events Cold-drink equipment	Dec. 31, 2012 Andina and Polar merger	Dec. 31, 2012 Andina and Polar merger Level 1 Equity method investments	Dec. 31, 2012 Philippines Bottling Operations	Dec. 31, 2012 Philippines Bottling Operations Level 3	Dec. 31, 2010 Merger of Embotelladoras Arca SAB de CV and Grupo Continental SAB Level 1 Equity method investments	Dec. 31, 2012 Other Investments Pension Plans, Defined Benefit [Member] Level 3	Dec. 31, 2011 Other Investments Pension Plans, Defined Benefit [Member] Level 3
Assets measured at fair value on a nonrecurring basis
Exchange of investment in equity securities																$ 185	$ 185
Assets held for sale																		(108)	(108)
Valuation of shares in equity method investee	76	641		10					122
Cost method investments	(16)	0											(16)
Equity Method Investments						0						(41)
Other-than-temporary impairment charges, available-for-sale securities		(17)	(26)		0						(17)
Inventories	0						(84)							(11)
Cold-drink equipment	0						(1)								(1)
Total	71	470
Premium paid for ownership interest										82
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee								92
Fair Value Measurement with Unobservable Inputs, Purchased Annuity Contracts																					510	514
Long-term Debt	16,313	15,697
Long-term Debt, Fair Value	17,157	16,360
Gain on Exchange of Equity Securities																				418
Gain (Loss) on assets held for sale		$ 0